Structured entities	12 Months Ended
Dec. 31, 2021
Interests In Other Entities [Abstract]
Structured entities

18	Interests in associates and joint ventures

Carrying amount of HSBC’s interests in associates and joint ventures
	2021	2020
	$m	$m
Interests in associates	29,515	26,594
Interests in joint ventures	94	90
Interests in associates and joint ventures	29,609	26,684

Principal associates of HSBC
	2021		2020
	Carrying amount	Fair value[1]	Carrying amount	Fair value[1]
	$m	$m	$m	$m
Bank of Communications Co., Limited	23,616	8,537	21,248	7,457
The Saudi British Bank	4,426	5,599	4,215	4,197
1Principal associates are listed on recognised stock exchanges. The fair values are based on the quoted market prices of the shares held (Level 1 in the fair value hierarchy).

	At 31 Dec 2021
	Country of incorporation and principal place of business	Principal activity	HSBC’s interest %
Bank of Communications Co., Limited	People’s Republic of China	Banking services	19.03
The Saudi British Bank	Saudi Arabia	Banking services	31.00
A list of all associates and joint ventures is set out in Note 38.
Bank of Communications Co., Limited
The Group’s investment in Bank of Communications Co., Limited (‘BoCom’) is classified as an associate. Significant influence in BoCom was established with consideration of all relevant factors, including representation on BoCom’s Board of Directors and participation in a resource and experience sharing agreement (‘RES’). Under the RES, HSBC staff have been seconded to assist in the maintenance of BoCom’s financial and operating policies. Investments in associates are recognised using the equity method of accounting in accordance with IAS 28, whereby the investment is initially recognised at cost and adjusted thereafter for the post-acquisition change in the Group’s share of BoCom’s net assets. An impairment test is required if there is any indication of impairment.
Impairment testing
At 31 December 2021, the fair value of the Group’s investment in BoCom had been below the carrying amount for approximately 10 years. As a result, the Group performed an impairment test on the carrying amount, which confirmed that there was no impairment at 31 December 2021 as the recoverable amount as determined by a value-in-use (‘VIU’) calculation was higher than the carrying value.

	At 31 Dec 2021			At 31 Dec 2020
	VIU	Carrying value	Fair value	VIU	Carrying value	Fair value
	$bn	$bn	$bn	$bn	$bn	$bn
BoCom	24.8	23.6	8.5	21.8	21.2	7.5
Compared with 31 December 2020, the extent to which the VIU exceeds the carrying value (‘headroom’) increased by $0.6bn. The increase in headroom was principally due to the impact on the VIU from BoCom's actual performance, which was better than earlier estimates, revisions to management's best estimates of BoCom's future earnings in the short to medium term, and the net impact of revisions to certain long-term assumptions.
In future periods, the VIU may increase or decrease depending on the effect of changes to model inputs. The main model inputs are described below and are based on factors observed at period-end. The factors that could result in a change in the VIU and an impairment include a short-term underperformance by BoCom, a change in regulatory capital requirements or an increase in uncertainty regarding the future performance of BoCom resulting in a downgrade of the forecast of future asset growth or profitability. An increase in the discount rate could also result in a reduction of VIU and an impairment. At the point where the carrying value exceeds the VIU, impairment would be recognised.
If the Group did not have significant influence in BoCom, the investment would be carried at fair value rather than the current carrying value.
Basis of recoverable amount
The impairment test was performed by comparing the recoverable amount of BoCom, determined by a VIU calculation, with its carrying amount. The VIU calculation uses discounted cash flow projections based on management’s best estimates of future earnings available to ordinary shareholders prepared in accordance with IAS 36. Significant management judgement is required in arriving at the best estimate. There are two main components to the VIU calculation. The first component is management’s best estimate of BoCom’s earnings, which is based on explicit forecasts over the short to medium term. This results in forecast earnings growth that is lower than recent historical actual growth and also reflects the uncertainty arising from the current economic outlook. Reflecting management's intent to continue to retain its investment, earnings beyond the short to medium term are then extrapolated into perpetuity using a long-term growth rate to derive a terminal value, which comprises the majority of the VIU. The second component is the capital maintenance charge (‘CMC’), which is management’s forecast of the earnings that need to be withheld in order for BoCom to meet capital requirements over the forecast period, meaning that CMC is deducted when arriving at management’s estimate of future earnings available to ordinary shareholders. The principal inputs to the CMC calculation include estimates of asset growth, the ratio of risk-weighted assets to total assets and the expected capital requirements. An increase in the CMC as a result of a change to these principal inputs would reduce VIU. Additionally, management considers other qualitative factors, to ensure that the inputs to the VIU calculation remain appropriate.
Key assumptions in value-in-use calculation
We used a number of assumptions in our VIU calculation, in accordance with the requirements of IAS 36:
•Long-term profit growth rate: 3% (2020: 3%) for periods after 2025, which does not exceed forecast GDP growth in mainland China and is consistent with forecasts by external analysts.
•Long-term asset growth rate: 3% (2020: 3%) for periods after 2025, which is the rate that assets are expected to grow to achieve long-term profit growth of 3%.
•Discount rate: 10.03% (2020: 11.37%) based on a capital asset pricing model (‘CAPM’), using market data. The discount rate used is within the range of 8.7% to 10.1% (2020 equivalent range: 10.9% to 11.9%) indicated by the CAPM. The lower rate reflects the impact of a relative reduction in the volatility of Chinese banks’ equity prices and a decrease in mainland China’s credit risk due to its relatively quick recovery from the impact of the Covid-19 outbreak. While the CAPM range sits at the lower end of the range adopted by selected external analysts of 9.9% to 13.5% (2020: 10.3% to 15.0%), we continue to regard the CAPM range as the most appropriate basis for determining this assumption.
•Expected credit losses as a percentage of customer advances (‘ECL’): ranges from 0.98% to 1.12% (2020: 0.98% to 1.22%) in the short to medium term, reflecting reported credit experience through the ongoing Covid-19 pandemic in mainland China followed by an expected reversion to recent historical levels. For periods after 2025, the ratio is 0.97% (2020: 0.88%), which is higher than BoCom’s average ECL in recent years prior to the Covid-19 outbreak.
•Risk-weighted assets as a percentage of total assets: ranges from 61.0% to 62.4% (2020: 61.0% to 62.0%) in the short to medium term, reflecting reductions that may arise from a subsequent lowering of ECL and a continuation of the trend of strong retail loan growth. For periods after 2025, the ratio is 61.0% (2020: 61.0%). These rates are similar to BoCom’s actual results in recent years and forecasts disclosed by external analysts.
•Operating income growth rate: ranges from 5.1% to 6.2% (2020: 3.5% to 6.7%) in the short to medium term, and is lower than BoCom’s actual results in recent years and the forecasts disclosed by external analysts, reflecting BoCom’s most recent actual results, global trade tensions and industry developments in mainland China.
•Cost-income ratio: ranges from 35.5% to 36.1% (2020: 36.3% to 36.8%) in the short to medium term. These ratios are similar to BoCom's actual results in recent years and forecasts disclosed by external analysts.
•Effective tax rate (‘ETR’): ranges from 6.8% to 15.0% (2020: 7.8% to 16.5%) in the short to medium term, reflecting BoCom’s actual results and an expected increase towards the long-term assumption through the forecast period. For periods after 2025, the rate is 15.0% (2020: 16.8%), which is higher than the recent historical average, and aligned to the minimum tax rate as proposed by the OECD/G20 Inclusive Framework on Base Erosion and Profit Shifting.
•Capital requirements: capital adequacy ratio ('CAR') of 12.5% (2020: 11.5%) and tier 1 capital adequacy ratio of 9.5% (2020: 9.5%), based on BoCom’s capital risk appetite and capital requirements respectively. The CAR assumption was updated to 12.5% from 11.5% following the approval of BoCom's capital management plan in March 2021.
The following table shows the change to each key assumption in the VIU calculation that on its own would reduce the headroom to nil:

Key assumption	Changes to key assumption to reduce headroom to nil
•Long-term profit growth rate	•Decrease by 28 basis points
•Long-term asset growth rate	•Increase by 23 basis points
•Discount rate	•Increase by 36 basis points
•Expected credit losses as a percentage of customer advances	•Increase by 4 basis points
•Risk-weighted assets as a percentage of total assets	•Increase by 194 basis points
•Operating income growth rate	•Decrease by 39 basis points
•Cost-income ratio	•Increase by 109 basis points
•Long-term effective tax rate	•Increase by 322 basis points
•Capital requirements – capital adequacy ratio	•Increase by 40 basis points
•Capital requirements – tier 1 capital adequacy ratio	•Increase by 195 basis points
The following table further illustrates the impact on VIU of reasonably possible changes to key assumptions. This reflects the sensitivity of the VIU to each key assumption on its own and it is possible that more than one favourable and/or unfavourable change may occur at the same time. The selected rates of reasonably possible changes to key assumptions are largely based on external analysts’ forecasts, which can change period to period.

Sensitivity of VIU to reasonably possible changes in key assumptions
	Favourable change			Unfavourable change
		Increase in VIU	VIU		Decrease in VIU	VIU
	bps	$bn	$bn	bps	$bn	$bn
At 31 Dec 2021
Long-term profit growth rate[1]	87	4.2	29.0	(69)	(2.7)	22.1
Long-term asset growth rate[1]	(69)	2.9	27.7	87	(4.7)	20.1
Discount rate[2]	(133)	5.4	30.2	207	(5.3)	19.5
Expected credit losses as a percentage of customer advances	2021 to 2025: 103 2026 onwards: 91	1.5	26.3	2021 to 2025: 121 2026 onwards: 105	(2.7)	22.1
Risk-weighted assets as a percentage of total assets	(111)	0.2	25.0	280	(2.1)	22.7
Operating income growth rate	37	1.0	25.8	(58)	(1.8)	23.0
Cost-income ratio	(152)	1.7	26.5	174	(1.7)	23.1
Long-term effective tax rate	(104)	0.3	25.1	1,000	(3.6)	21.2
Capital requirements – capital adequacy ratio	—	—	24.8	325	(10.0)	14.8
Capital requirements – tier 1 capital adequacy ratio	—	—	24.8	364	(6.5)	18.3
At 31 Dec 2020
Long-term profit growth rate[1]	—	—	21.8	(50)	(1.3)	20.5
Long-term asset growth rate[1]	(50)	1.4	23.2	—	—	21.8
Discount rate	(47)	1.2	23.0	53	(1.2)	20.6
Expected credit losses as a percentage of customer advances	2020 to 2024: 96 2025 onwards: 76	2.3	24.1	2020 to 2024: 122 2025 onwards: 95	(2.1)	19.7
Risk-weighted assets as a percentage of total assets	(40)	0.1	21.9	166	(0.8)	21.0
Operating income growth rate	2	0.2	22.0	(69)	(1.5)	20.3
Cost-income ratio	(149)	1.3	23.1	120	(1.2)	20.6
Long-term effective tax rate	(316)	0.9	22.7	820	(2.2)	19.6
Capital requirements – capital adequacy ratio	—	—	21.8	297	(7.8)	14.0
Capital requirements – tier 1 capital adequacy ratio	—	—	21.8	263	(5.3)	16.5
1 The reasonably possible ranges of the long-term profit growth rate and long-term asset growth rate assumptions reflect the close relationship between these assumptions, which would result in offsetting changes to each assumption.
2 The unfavourable change in the reasonably possible ranges of the discount rate assumption reflects the impact of adopting the average of the rates adopted by selected external analysts.
Considering the interrelationship of the changes set out in the table above, management estimates that the reasonably possible range of VIU is $19.0bn to $29.3bn (2020 equivalent range: $17.2bn to $25.7bn). The range is based on impacts set out in the table above arising from the favourable/unfavourable change in the earnings in the short to medium term, the long-term expected credit losses as a percentage of customer advances, and a 50bps increase/decrease in the discount rate. The discount rate has been included this year, reflecting the relative materiality of movements in this assumption. All other long-term assumptions and the basis of the CMC have been kept unchanged when determining the reasonably possible range of the VIU.
Selected financial information of BoCom
The statutory accounting reference date of BoCom is 31 December. For the year ended 31 December 2021, HSBC included the associate’s results on the basis of the financial statements for the 12 months ended 30 September 2021, taking into account changes in the subsequent period from 1 October 2021 to 31 December 2021 that would have materially affected the results.

Selected balance sheet information of BoCom
	At 30 Sep
	2021	2020
	$m	$m
Cash and balances at central banks	123,194	121,987
Loans and advances to banks and other financial institutions	98,932	107,334
Loans and advances to customers	993,956	870,728
Other financial assets	541,577	508,328
Other assets	47,679	44,622
Total assets	1,805,338	1,652,999
Deposits by banks and other financial institutions	287,057	273,708
Customer accounts	1,099,266	1,012,732
Other financial liabilities	228,135	207,110
Other liabilities	40,070	31,105
Total liabilities	1,654,528	1,524,655
Total equity	150,810	128,344

Reconciliation of BoCom’s total shareholders’ equity to the carrying amount in HSBC’s consolidated financial statements
	At 31 Dec
	2021	2020
	$m	$m
HSBC’s share of total shareholders’ equity	23,097	20,743
Goodwill and other intangible assets	519	505
Carrying amount	23,616	21,248

Selected income statement information of BoCom
	For the 12 months ended 30 Sep
	2021	2020
	$m	$m
Net interest income	24,582	21,994
Net fee and commission income	7,170	6,398
Change in expected credit losses and other credit impairment charges	(9,701)	(9,698)
Depreciation and amortisation	(2,297)	(2,072)
Tax expense	(1,045)	(858)
Profit for the year	14,199	10,261
Other comprehensive income	(368)	(769)
Total comprehensive income	13,831	9,492
Dividends received from BoCom	692	633
The Saudi British Bank
The Group’s investment in The Saudi British Bank (‘SABB’) is classified as an associate. HSBC is the largest shareholder in SABB with a shareholding of 31%. Significant influence in SABB is established via representation on the Board of Directors. Investments in associates are recognised using the equity method of accounting in accordance with IAS 28, as described previously for BoCom.
Impairment testing
There were no indicators of impairment at 31 December 2021. The fair value of the Group’s investment in SABB of $5.6bn was above the carrying amount of $4.4bn.

20	Structured entities
HSBC is mainly involved with both consolidated and unconsolidated structured entities through the securitisation of financial assets, conduits and investment funds, established either by HSBC or a third party.
Consolidated structured entities

Total assets of HSBC’s consolidated structured entities, split by entity type
	Conduits	Securitisations	HSBC managed funds	Other	Total
	$bn	$bn	$bn	$bn	$bn
At 31 Dec 2021	4.4	10.0	6.3	8.4	29.1
At 31 Dec 2020	6.9	11.7	5.3	10.8	34.7
Conduits
HSBC has established and manages two types of conduits: securities investment conduits (‘SICs’) and multi-seller conduits.
Securities investment conduits
The SICs purchase highly rated ABSs to facilitate tailored investment opportunities.
•At 31 December 2021, Solitaire, HSBC’s principal SIC, held $1.6bn of ABSs (2020: $1.9bn). It is currently funded entirely by commercial paper (‘CP’) issued to HSBC. At 31 December 2021, HSBC held $1.8bn of CP (2020: $2.1bn).
Multi-seller conduit
HSBC’s multi-seller conduit was established to provide access to flexible market-based sources of finance for its clients. Currently, HSBC bears risk equal to the transaction-specific facility offered to the multi-seller conduit, amounting to $6.7bn at 31 December 2021 (2020: $9.6bn). First loss protection is provided by the originator of the assets, and not by HSBC, through transaction-specific credit enhancements. A layer of secondary loss protection is provided by HSBC in the form of programme-wide enhancement facilities.
Securitisations
HSBC uses structured entities to securitise customer loans and advances it originates in order to diversify its sources of funding for asset origination and capital efficiency purposes. The loans and advances are transferred by HSBC to the structured entities for cash or synthetically through credit default swaps, and the structured entities issue debt securities to investors.
HSBC managed funds
HSBC has established a number of money market and non-money market funds. Where it is deemed to be acting as principal rather than agent in its role as investment manager, HSBC controls these funds.
Other
HSBC has entered into a number of transactions in the normal course of business, which include asset and structured finance transactions where it has control of the structured entity. In addition, HSBC is deemed to control a number of third-party managed funds through its involvement as a principal in the funds.
Unconsolidated structured entities
The term ‘unconsolidated structured entities’ refers to all structured entities not controlled by HSBC. The Group enters into transactions with unconsolidated structured entities in the normal course of business to facilitate customer transactions and for specific investment opportunities.

Nature and risks associated with HSBC interests in unconsolidated structured entities
	Securitisations	HSBC managed funds	Non-HSBC managed funds	Other	Total
Total asset values of the entities ($m)
0–500	96	294	1,408	37	1,835
500–2,000	11	116	911	3	1,041
2,000–5,000	—	33	435	—	468
5,000–25,000	—	14	197	—	211
25,000+	—	4	11	—	15
Number of entities at 31 Dec 2021	107	461	2,962	40	3,570
	$bn	$bn	$bn	$bn	$bn
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	4.8	10.8	18.6	3.8	38.0
– trading assets	—	0.2	2.4	0.1	2.7
– financial assets designated and otherwise mandatorily measured at fair value	—	10.0	15.5	—	25.5
– loans and advances to customers	4.8	—	0.1	3.0	7.9
– financial investments	—	0.6	0.6	—	1.2
– other assets	—	—	—	0.7	0.7
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	—	—	—	0.4	0.4
– other liabilities	—	—	—	0.4	0.4
Other off-balance sheet commitments	0.1	0.9	4.6	1.2	6.8
HSBC’s maximum exposure at 31 Dec 2021	4.9	11.7	23.2	4.6	44.4

Total asset values of the entities ($m)
0–500	86	292	1,430	47	1,855
500–2,000	9	94	733	2	838
2,000–5,000	—	32	389	—	421
5,000–25,000	—	14	311	—	325
25,000+	—	5	41	—	46
Number of entities at 31 Dec 2020	95	437	2,904	49	3,485
	$bn	$bn	$bn	$bn	$bn
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	4.4	9.9	17.5	2.1	33.9
– trading assets	—	0.3	3.2	—	3.5
– financial assets designated and otherwise mandatorily measured at fair value	—	8.6	13.8	—	22.4
– loans and advances to customers	4.4	—	—	1.5	5.9
– financial investments	—	1	0.5	—	1.5
– other assets	—	—	—	0.6	0.6
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	—	—	—	0.3	0.3
– other liabilities	—	—	—	0.3	0.3
Other off-balance sheet commitments	0.1	0.5	4.9	1.2	6.7
HSBC’s maximum exposure at 31 Dec 2020	4.5	10.4	22.4	3.6	40.9
The maximum exposure to loss from HSBC’s interests in unconsolidated structured entities represents the maximum loss it could incur as a result of its involvement with these entities regardless of the probability of the loss being incurred.
•For commitments, guarantees and written credit default swaps, the maximum exposure to loss is the notional amount of potential future losses.
•For retained and purchased investments and loans to unconsolidated structured entities, the maximum exposure to loss is the carrying value of these interests at the balance sheet reporting date.
The maximum exposure to loss is stated gross of the effects of hedging and collateral arrangements that HSBC has entered into in order to mitigate the Group's exposure to loss.
Securitisations
HSBC has interests in unconsolidated securitisation vehicles through holding notes issued by these entities. In addition, HSBC has investments in ABSs issued by third-party structured entities.
HSBC managed funds
HSBC establishes and manages money market funds and non-money market investment funds to provide customers with investment opportunities. Further information on funds under management is provided on page 116.
HSBC, as fund manager, may be entitled to receive management and performance fees based on the assets under management. HSBC may also retain units in these funds.
Non-HSBC managed funds
HSBC purchases and holds units of third-party managed funds in order to facilitate business and meet customer needs.
Other
HSBC has established structured entities in the normal course of business, such as structured credit transactions for customers, to provide finance to public and private sector infrastructure projects, and for asset and structured finance transactions.
In addition to the interests disclosed above, HSBC enters into derivative contracts, reverse repos and stock borrowing transactions with structured entities. These interests arise in the normal course of business for the facilitation of third-party transactions and risk management solutions.
HSBC sponsored structured entities
The amount of assets transferred to and income received from such sponsored structured entities during 2021 and 2020 were not significant.

38	HSBC Holdings’ subsidiaries, joint ventures and associates
In accordance with section 409 of the Companies Act 2006 a list of HSBC Holdings plc subsidiaries, joint ventures and associates, the registered office addresses and the effective percentages of equity owned at 31 December 2021 are disclosed below.
Unless otherwise stated, the share capital comprises ordinary or common shares that are held by Group subsidiaries. The ownership percentage is provided for each undertaking. The undertakings below are consolidated by HSBC unless otherwise indicated.
Subsidiaries

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
452 TALF Plus ABS Opportunities SPV LLC	100.00		15
452 TALF SPV LLC	100.00		15
Almacenadora Banpacifico S.A. (In Liquidation)	99.99		16
Arcadia Financial Services (Asia) Limited	100.00		17
Assetfinance December (F) Limited	100.00		18
Assetfinance December (H) Limited	100.00		19
Assetfinance December (P) Limited	100.00		19
Assetfinance December (R) Limited	100.00		19
Assetfinance June (A) Limited	100.00		19
Assetfinance June (D) Limited	100.00		18
Assetfinance Limited	100.00		19
Assetfinance March (B) Limited	100.00		20
Assetfinance March (D) Limited	100.00		18
Assetfinance March (F) Limited	100.00		19
Assetfinance September (F) Limited	100.00		19
Assetfinance September (G) Limited	100.00		18
B&Q Financial Services Limited	100.00		19
Banco HSBC S.A.	100.00		21
Banco Nominees (Guernsey) Limited	100.00		22
Banco Nominees 2 (Guernsey) Limited	100.00		22
Banco Nominees Limited	100.00		21
Beau Soleil Limited Partnership	N/A		0, 24
Beijing Miyun HSBC Rural Bank Company Limited	100.00		12, 25
BentallGreenOak China Real Estate Investments LP	N/A		0, 145
Billingsgate Nominees Limited (In Liquidation)	100.00		26
Canada Crescent Nominees (UK) Limited	100.00		19
Canada Square Nominees (UK) Limited	100.00		19
Capco/Cove, Inc.	100.00		27
Card-Flo #1, Inc.	100.00		15
Card-Flo #3, Inc.	100.00		15
CC&H Holdings LLC	100.00		28
CCF HOLDING (LIBAN) S.A.L. (In Liquidation)	74.99		29
CCF & Partners Asset Management Limited	100.00	(99.99)	19
Charterhouse Administrators (D.T.) Limited	100.00	(99.99)	19
Charterhouse Management Services Limited	100.00	(99.99)	19
Charterhouse Pensions Limited	100.00		19
Chongqing Dazu HSBC Rural Bank Company Limited	100.00		12, 30
Chongqing Fengdu HSBC Rural Bank Company Limited	100.00		12, 30
Chongqing Rongchang HSBC Rural Bank Company Limited	100.00		12, 32
COIF Nominees Limited	N/A		0, 19
Cordico Management AG (In Liquidation)	100.00		33
Corsair IV Financial Services Capital Partners-B, LP	N/A		0, 34
Dalian Pulandian HSBC Rural Bank Company Limited	100.00		12, 35
Decision One Mortgage Company, LLC	N/A		0, 36
Dem 9	100.00	(99.99)	4, 37
Dempar 1	100.00	(99.99)	4, 37
Desarrollo Turistico, S.A. de C.V. (In Liquidation)	100.00	(99.99)	16
Electronic Data Process México, S.A. de C.V.	100.00		16
Eton Corporate Services Limited	100.00		22
Far East Leasing SA (In Dissolution)	100.00		38
Flandres Contentieux S.A.	100.00	(99.99)	37
Foncière Elysées	100.00	(99.99)	37
Fujian Yongan HSBC Rural Bank Company Limited	100.00		12, 39
Fulcher Enterprises Company Limited	100.00	(62.14)	40
Fundacion HSBC, A.C.	100.00	(99.99)	11, 16
Giller Ltd.	100.00		27
GPIF Co-Investment, LLC	N/A		0, 15
Griffin International Limited	100.00		19

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
Grundstuecksgesellschaft Trinkausstrasse Kommanditgesellschaft	N/A		0, 41
Grupo Financiero HSBC, S. A. de C. V.	99.99		16
Guangdong Enping HSBC Rural Bank Company Limited	100.00		12, 42
Guangzhou HSBC Real Estate Company Ltd	100.00		12, 43
Hang Seng (Nominee) Limited	100.00	(62.14)	40
Hang Seng Bank (China) Limited	100.00	(62.14)	44
Hang Seng Bank (Trustee) Limited	100.00	(62.14)	40
Hang Seng Bank Limited	62.14		40
Hang Seng Bullion Company Limited	100.00	(62.14)	40
Hang Seng Credit Limited	100.00	(62.14)	40
Hang Seng Data Services Limited	100.00	(62.14)	40
Hang Seng Finance Limited	100.00	(62.14)	40
Hang Seng Financial Information Limited	100.00	(62.14)	40
Hang Seng Indexes (Netherlands) B.V.	100.00	(62.14)	45
Hang Seng Indexes Company Limited	100.00	(62.14)	40
Hang Seng Insurance Company Limited	100.00	(62.14)	40
Hang Seng Investment Management Limited	100.00	(62.14)	40
Hang Seng Investment Services Limited	100.00	(62.14)	40
Hang Seng Life Limited	100.00	(62.14)	40
Hang Seng Qianhai Fund Management Company Limited	70.00	(43.49)	1, 12, 46
Hang Seng Real Estate Management Limited	100.00	(62.14)	40
Hang Seng Securities Limited	100.00	(62.14)	40
Hang Seng Security Management Limited	100.00	(62.14)	40
HASE Wealth Limited	100.00	(62.14)	40
Haseba Investment Company Limited	100.00	(62.14)	40
HFC Bank Limited (In Liquidation)	100.00		26
High Time Investments Limited	100.00	(62.14)	40
Honey Blue Enterprises Limited	100.00		47
Honey Green Enterprises Ltd.	100.00		48
Honey Grey Enterprises Limited	100.00		49
Honey Silver Enterprises Limited	100.00		49
Household International Europe Limited (In Liquidation)	100.00		50
Household Pooling Corporation	100.00		51
Housing (USA) LLP	N/A		0, 52
HSBC (BGF) Investments Limited	100.00		19
HSBC (General Partner) Limited	100.00		2, 53
HSBC (Guernsey) GP PCC Limited	100.00		22
HSBC (Kuala Lumpur) Nominees Sdn Bhd	100.00		54
HSBC (Malaysia) Trustee Berhad	100.00		55
HSBC (Singapore) Nominees Pte Ltd	100.00		56
HSBC Agency (India) Private Limited	100.00		57
HSBC Alternative Credit Strategies General Partner S.a r.l.	N/A		0, 58
HSBC Alternative Investments Limited	100.00		19
HSBC Amanah Malaysia Berhad	100.00		54
HSBC Americas Corporation (Delaware)	100.00		15
HSBC Argentina Holdings S.A.	100.00		59
HSBC Asia Holdings B.V.	100.00		19
HSBC Asia Holdings Limited	100.00		2, 49
HSBC Asia Pacific Holdings (UK) Limited	100.00		19
HSBC Asset Finance (UK) Limited	100.00		19
HSBC Asset Finance M.O.G. Holdings (UK) Limited	100.00		19
HSBC Asset Management (Fund Services UK) Limited	100.00		19
HSBC Asset Management (Japan) Limited	100.00		61
HSBC Asset Management (India) Private Limited	100.00		60
HSBC Assurances Vie (France)	100.00	(99.99)	62
HSBC Australia Holdings Pty Limited	100.00		63
HSBC BANK (CHILE)	100.00		64
HSBC Bank (China) Company Limited	100.00		12, 65
HSBC Bank (General Partner) Limited	100.00		53
HSBC Bank (Mauritius) Limited	100.00		66

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Bank (RR) (Limited Liability Company)	N/A		0, 13, 67
HSBC Bank (Singapore) Limited	100.00		56
HSBC Bank (Taiwan) Limited	100.00		68
HSBC Bank (Uruguay) S.A.	100.00		69
HSBC Bank (Vietnam) Ltd.	100.00		70
HSBC Bank A.S.	100.00		71
HSBC Bank Argentina S.A.	99.99		59
HSBC Bank Armenia cjsc	100.00		72
HSBC Bank Australia Limited	100.00		63
HSBC Bank Bermuda Limited	100.00		23
HSBC Bank Canada	100.00		73
HSBC Bank Capital Funding (Sterling 1) LP	N/A		0, 53
HSBC Bank Capital Funding (Sterling 2) LP	N/A		0, 53
HSBC Bank Egypt S.A.E	94.54		74
HSBC Bank Malaysia Berhad	100.00		54
HSBC Bank Malta p.l.c.	70.03		75
HSBC Bank Middle East Limited	100.00		5, 76
HSBC Bank Middle East Limited Representative Office Morocco SARL (In Liquidation)	100.00		77
HSBC Bank Oman S.A.O.G.	51.00		78
HSBC Bank Pension Trust (UK) Limited	100.00		19
HSBC Bank plc	100.00		2, 19
HSBC Bank USA, National Association	100.00		3, 79
HSBC Branch Nominee (UK) Limited	100.00		18
HSBC Brasil Holding S.A.	100.00		21
HSBC Broking Forex (Asia) Limited	100.00		49
HSBC Broking Futures (Asia) Limited	100.00		49
HSBC Broking Futures (Hong Kong) Limited	100.00		49
HSBC Broking Securities (Asia) Limited	100.00		49
HSBC Broking Securities (Hong Kong) Limited	100.00		49
HSBC Broking Services (Asia) Limited	100.00		49
HSBC Canadian Covered Bond (Legislative) GP Inc.	100.00		80
HSBC Canadian Covered Bond (Legislative) Guarantor Limited Partnership	N/A		0, 80
HSBC Capital (USA), Inc.	100.00		15
HSBC Capital Funding (Dollar 1) L.P.	N/A		0, 53
HSBC Card Services Inc.	100.00		15
HSBC Casa de Bolsa, S.A. de C.V., Grupo Financiero HSBC	100.00	(99.99)	16
HSBC Cayman Limited	100.00		81
HSBC Cayman Services Limited	100.00		81
HSBC City Funding Holdings	100.00		19
HSBC Client Holdings Nominee (UK) Limited	100.00		19
HSBC Client Nominee (Jersey) Limited	100.00		82
HSBC Columbia Funding, LLC	N/A		0, 15
HSBC Continental Europe	99.99		37
HSBC Corporate Advisory (Malaysia) Sdn Bhd	100.00		54
HSBC Corporate Finance (Hong Kong) Limited	100.00		49
HSBC Corporate Secretary (UK) Limited	100.00		2, 83
HSBC Corporate Trustee Company (UK) Limited	100.00		19
HSBC Custody Nominees (Australia) Limited	100.00		63
HSBC Custody Services (Guernsey) Limited	100.00		22
HSBC Daisy Investments (Mauritius) Limited	100.00		84
HSBC Diversified Loan Fund General Partner Sarl	N/A		0, 85
HSBC Electronic Data Processing (Guangdong) Limited	100.00		12, 86
HSBC Electronic Data Processing (Malaysia) Sdn Bhd	100.00		87
HSBC Electronic Data Processing (Philippines), Inc.	99.99		88
HSBC Electronic Data Processing India Private Limited	100.00		89
HSBC Electronic Data Processing Lanka (Private) Limited	100.00		90
HSBC Electronic Data Service Delivery (Egypt) S.A.E.	100.00		91

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Epargne Entreprise (France)	100.00	(99.99)	62
HSBC Equipment Finance (UK) Limited	100.00		18
HSBC Equity (UK) Limited	100.00		19
HSBC Europe B.V.	100.00		19
HSBC Executor & Trustee Company (UK) Limited	100.00		18
HSBC Factoring (France)	100.00	(99.99)	37
HSBC Finance (Netherlands)	100.00		2, 19
HSBC Finance Corporation	100.00		15
HSBC Finance Limited	100.00		19
HSBC Finance Mortgages Inc.	100.00		92
HSBC Finance Transformation (UK) Limited	100.00		19
HSBC Financial Advisors Singapore Pte. Ltd.	100.00		56
HSBC Financial Services (Lebanon) s.a.l.	99.65		93
HSBC Financial Services (Uruguay) S.A. (In Liquidation)	100.00		94
HSBC FinTech Services (Shanghai) Company Limited	100.00		95
HSBC Germany Holdings GmbH	100.00		41
HSBC Global Asset Management (Bermuda) Limited	100.00		3, 23
HSBC Global Asset Management (Canada) Limited	100.00		73
HSBC Global Asset Management (Deutschland) GmbH	100.00		41
HSBC Global Asset Management (France)	100.00	(99.99)	62
HSBC Global Asset Management (Hong Kong) Limited	100.00		24
HSBC Global Asset Management (International) Limited (In Liquidation)	100.00		96
HSBC Global Asset Management (Malta) Limited	100.00	(70.03)	97
HSBC Global Asset Management (México), S.A. de C.V., Sociedad Operadora de Fondos de Inversión, Grupo Financiero HSBC	100.00	(99.99)	16
HSBC Global Asset Management (Oesterreich) GmbH (In Liquidation)	100.00	(99.33)	6, 98
HSBC Global Asset Management (Singapore) Limited	100.00		56
HSBC Global Asset Management (Switzerland) AG	100.00	(99.66)	4, 99
HSBC Global Asset Management (Taiwan) Limited	100.00		100
HSBC Global Asset Management (UK) Limited	100.00		19
HSBC Global Asset Management (USA) Inc.	100.00		101
HSBC Global Asset Management Argentina S.A. Sociedad Gerente de Fondos Comunes de Inversión	100.00	(99.99)	102
HSBC Global Asset Management Holdings (Bahamas) Limited	100.00		103
HSBC Global Asset Management Limited	100.00		2, 19
HSBC Global Custody Nominee (UK) Limited	100.00		19
HSBC Global Custody Proprietary Nominee (UK) Limited	100.00		1, 19
HSBC Global Services (Canada) Limited	100.00		92
HSBC Global Services (China) Holdings Limited	100.00		19
HSBC Global Services (Hong Kong) Limited	100.00		49
HSBC Global Services (UK) Limited	100.00		19
HSBC Global Services Limited	100.00		2, 19
HSBC Global Shared Services (India) Private Limited (In Liquidation)	99.99		1, 57
HSBC Group Management Services Limited	100.00		19
HSBC Group Nominees UK Limited	100.00		2, 19
HSBC Holdings B.V.	100.00		19
HSBC IM Pension Trust Limited	100.00		19
HSBC Infrastructure Debt GP 1 S.à r.l.	N/A		0, 58
HSBC Infrastructure Debt GP 2 S.à r.l.	N/A		0, 58
HSBC Infrastructure Limited	100.00		19
HSBC INKA Investment-AG TGV	100.00	(99.33)	14, 41
HSBC Institutional Trust Services (Asia) Limited	100.00		49
HSBC Institutional Trust Services (Bermuda) Limited	100.00		23

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Institutional Trust Services (Mauritius) Limited	100.00		66
HSBC Institutional Trust Services (Singapore) Limited	100.00		56
HSBC Insurance (Asia) Limited	100.00		104
HSBC Insurance (Asia-Pacific) Holdings Limited	100.00		105
HSBC Insurance (Bermuda) Limited	100.00		23
HSBC Insurance (Singapore) Pte. Limited	100.00		56
HSBC Insurance Agency (USA) Inc.	100.00		101
HSBC Insurance Brokers (Philippines) Inc	99.99		106
HSBC Insurance Holdings Limited	100.00		2, 19
HSBC Insurance SAC 1 (Bermuda) Limited	100.00		23
HSBC Insurance SAC 2 (Bermuda) Limited	100.00		23
HSBC Insurance Services (Lebanon) S.A.L. (In Liquidation)	99.99		107
HSBC Insurance Services Holdings Limited	100.00		19
HSBC International Finance Corporation (Delaware)	100.00		108
HSBC International Trustee (BVI) Limited	100.00		109
HSBC International Trustee (Holdings) Pte. Limited	100.00		56
HSBC International Trustee Limited	100.00		110
HSBC Inversiones S.A.	100.00		64
HSBC InvestDirect (India) Private Limited	100.00	(99.98)	60
HSBC InvestDirect Financial Services (India) Limited	99.99	(99.98)	60
HSBC InvestDirect Sales & Marketing (India) Limited	98.99	(98.98)	57
HSBC InvestDirect Securities (India) Private Limited	99.99		60
HSBC Investment Bank Holdings B.V.	100.00		19
HSBC Investment Bank Holdings Limited	100.00		19
HSBC Investment Company Limited	100.00		2, 19
HSBC Investment Funds (Canada) Inc.	100.00		111
HSBC Investment Funds (Hong Kong) Limited	100.00		24
HSBC Investment Funds (Luxembourg) SA	100.00		58
HSBC Invoice Finance (UK) Limited	100.00		112
HSBC Issuer Services Common Depositary Nominee (UK) Limited	100.00		19
HSBC Issuer Services Depositary Nominee (UK) Limited	100.00		19
HSBC Latin America B.V.	100.00		19
HSBC Latin America Holdings (UK) Limited	100.00		2, 19
HSBC Leasing (Asia) Limited	100.00		49
HSBC Leasing (France)	100.00	(99.99)	37
HSBC Life (Cornell Centre) Limited	100.00		104
HSBC Life (Edwick Centre) Limited	100.00		104
HSBC Life (International) Limited	100.00		23
HSBC Life (Property) Limited	100.00		104
HSBC Life (Tsing Yi Industrial) Limited	100.00		104
HSBC Life (UK) Limited	100.00		19
HSBC Life Assurance (Malta) Limited	100.00	(70.03)	97
HSBC Life Insurance Company Limited	50.00		113
HSBC LU Nominees Limited	100.00		19
HSBC Management (Guernsey) Limited	100.00		114
HSBC Markets (USA) Inc.	100.00		15
HSBC Marking Name Nominee (UK) Limited	100.00		19
HSBC Master Trust Trustee Limited	100.00		19
HSBC Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero HSBC	99.99		16
HSBC Middle East Asset Co. LLC	100.00		115
HSBC Middle East Holdings B.V.	100.00		2, 116
HSBC Middle East Leasing Partnership	N/A		0, 117
HSBC Middle East Securities L.L.C	100.00		118
HSBC Mortgage Corporation (Canada)	100.00		119
HSBC Mortgage Corporation (USA)	100.00		15
HSBC Nominees (Asing) Sdn Bhd	100.00		54
HSBC Nominees (Hong Kong) Limited	100.00		49
HSBC Nominees (New Zealand) Limited	100.00		120
HSBC Nominees (Tempatan) Sdn Bhd	100.00		54

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC North America Holdings Inc.	100.00		3, 15
HSBC Operational Services GmbH	80.00		41
HSBC Overseas Holdings (UK) Limited	100.00		2, 19
HSBC Overseas Investments Corporation (New York)	100.00		121
HSBC Overseas Nominee (UK) Limited	100.00		19
HSBC Participaciones (Argentina) S.A.	100.00	(99.99)	59
HSBC PB Corporate Services 1 Limited	100.00		122
HSBC PB Services (Suisse) SA	100.00		123
HSBC Pension Trust (Ireland) DAC	100.00		124
HSBC Pensiones, S.A.	100.00	(99.99)	16
HSBC PI Holdings (Mauritius) Limited	100.00		66
HSBC Portfoy Yonetimi A.S.	100.00		125
HSBC Preferential LP (UK)	100.00		19
HSBC Private Bank (Luxembourg) S.A.	100.00		58
HSBC Private Bank (Suisse) SA	100.00		126
HSBC Private Bank (UK) Limited	100.00		19
HSBC Private Banking Holdings (Suisse) SA	100.00		123
HSBC Private Banking Nominee 3 (Jersey) Limited	100.00		127
HSBC Private Equity Investments (UK) Limited	100.00		19
HSBC Private Trustee (Hong Kong) Limited	100.00		49
HSBC Private Investment Counsel (Canada) Inc.	100.00		111
HSBC Private Markets Management SARL	N/A		0, 128
HSBC Professional Services (India) Private Limited	100.00		129
HSBC Property (UK) Limited	100.00		19
HSBC Property Funds (Holding) Limited	100.00		19
HSBC Provident Fund Trustee (Hong Kong) Limited	100.00		49
HSBC Qianhai Securities Limited	51.00		12, 130
HSBC Real Estate Leasing (France)	100.00	(99.99)	37
HSBC Realty Credit Corporation (USA)	100.00		15
HSBC REGIO Fund General Partner S.à r.l.	100.00		58
HSBC REIM (France)	100.00	(99.99)	62
HSBC Retirement Benefits Trustee (UK) Limited	100.00		1, 2, 19
HSBC Retirement Services Limited	100.00		1, 19
HSBC Saudi Arabia, a Saudi closed Joint Stock Company	66.19		131
HSBC Savings Bank (Philippines) Inc.	99.99		132
HSBC Securities (Canada) Inc.	100.00		92
HSBC Securities (Egypt) S.A.E. (In Liquidation)	100.00	(94.65)	74
HSBC Securities (Japan) Limited	100.00		19
HSBC Securities (Singapore) Pte Limited	100.00		56
HSBC Securities (South Africa) (Pty) Limited	100.00		133
HSBC Securities (Taiwan) Corporation Limited	100.00		134
HSBC Securities (USA) Inc.	100.00		15
HSBC Securities and Capital Markets (India) Private Limited	99.99		57
HSBC Securities Brokers (Asia) Limited	100.00		49
HSBC Securities Investments (Asia) Limited	100.00		49
HSBC Securities Preparatory (Japan) Co., Ltd.	100.00		61
HSBC Securities Services (Bermuda) Limited	100.00		23
HSBC Securities Services (Guernsey) Limited	100.00		22
HSBC Securities Services (Ireland) DAC	100.00		124
HSBC Securities Services (Luxembourg) S.A.	100.00		58
HSBC Securities Services Holdings (Ireland) DAC	100.00		124
HSBC Securities Services Nominees Limited	100.00		49
HSBC Seguros de Retiro (Argentina) S.A.	100.00	(99.99)	59
HSBC Seguros de Vida (Argentina) S.A.	100.00	(99.99)	59
HSBC Seguros, S.A de C.V., Grupo Financiero HSBC	100.00	(99.99)	3, 16
HSBC Service Company Germany GmbH	100.00		41
HSBC Service Delivery (Polska) Sp. z o.o.	100.00		135
HSBC Services (France)	100.00	(99.99)	37
HSBC Services Japan Limited	100.00		136
HSBC Services USA Inc.	100.00		137
HSBC Servicios Financieros, S.A. de C.V	100.00	(99.99)	16

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Servicios, S.A. DE C.V., Grupo Financiero HSBC	100.00	(99.99)	16
HSBC SFH (France)	100.00	(99.99)	4, 62
HSBC SFT (C.I.) Limited	100.00		22
HSBC Software Development (Guangdong) Limited	100.00		138
HSBC Software Development (India) Private Limited	100.00		187
HSBC Software Development (Malaysia) Sdn Bhd	100.00		87
HSBC Specialist Investments Limited	100.00		19
HSBC Technology & Services (China) Limited	100.00		139
HSBC Technology & Services (USA) Inc.	100.00		15
HSBC Transaction Services GmbH	100.00		6, 41
HSBC Trinkaus & Burkhardt (International) S.A.	100.00		58
HSBC Trinkaus & Burkhardt AG	100.00		41
HSBC Trinkaus & Burkhardt Gesellschaft fur Bankbeteiligungen mbH	100.00		41
HSBC Trinkaus Europa Immobilien-Fonds Nr. 5 GmbH	100.00		41
HSBC Trinkaus Family Office GmbH	100.00		6, 41
HSBC Trinkaus Real Estate GmbH	100.00		6, 41
HSBC Trust Company (Canada)	100.00		119
HSBC Trust Company (Delaware), National Association	100.00		108
HSBC Trust Company (UK) Limited	100.00		19
HSBC Trust Company AG (In Liquidation)	100.00		33
HSBC Trustee (C.I.) Limited	100.00		127
HSBC Trustee (Cayman) Limited	100.00		140
HSBC Trustee (Guernsey) Limited	100.00		22
HSBC Trustee (Hong Kong) Limited	100.00		49
HSBC Trustee (Singapore) Limited	100.00		56
HSBC UK Bank plc	100.00		2, 18
HSBC UK Client Nominee Limited	100.00		18
HSBC UK Holdings Limited	100.00		2, 19
HSBC USA Inc.	100.00		121
HSBC Ventures USA Inc.	100.00		15
HSBC Violet Investments (Mauritius) Limited	100.00		84
HSBC Wealth Client Nominee Limited	100.00		1, 18
HSBC Yatirim Menkul Degerler A.S.	100.00		125
HSI Asset Securitization Corporation	100.00		15
HSI International Limited	100.00	(62.14)	40
HSIL Investments Limited	100.00		19
Hubei Macheng HSBC Rural Bank Company Limited	100.00		141
Hubei Suizhou Cengdu HSBC Rural Bank Company Limited	100.00		12, 142
Hubei Tianmen HSBC Rural Bank Company Limited	100.00		143
Hunan Pingjiang HSBC Rural Bank Company Limited	100.00		12, 144
Imenson Limited	100.00	(62.14)	40
INKA Internationale Kapitalanlagegesellschaft mbH	100.00		41
Inmobiliaria Banci, S.A. de C.V.	100.00	(99.68)	16
Inmobiliaria Bisa, S.A. de C.V.	99.98		16
Inmobiliaria Grufin, S.A. de C.V.	100.00	(99.99)	16
Inmobiliaria Guatusi, S.A. de C.V.	100.00	(99.99)	16
James Capel & Co. Limited (In Liquidation)	100.00		19
James Capel (Nominees) Limited	100.00		19
James Capel (Taiwan) Nominees Limited	100.00		19
John Lewis Financial Services Limited	100.00		19
Keyser Ullmann Limited	100.00	(99.99)	19
Lion Corporate Services Limited	100.00		49
Lion International Corporate Services Limited	100.00		1, 110
Lion International Management Limited	100.00		110
Lion Management (Hong Kong) Limited	100.00		1, 49
Lyndholme Limited	100.00		49
Marks and Spencer Financial Services plc	100.00		146

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
Marks and Spencer Unit Trust Management Limited	100.00		146
Maxima S.A. AFJP (In Liquidation)	99.98		59
Mexicana de Fomento, S.A. de C.V.	100.00	(99.90)	16
Midcorp Limited	100.00		19
Midland Bank (Branch Nominees) Limited	100.00		18
Midland Nominees Limited	100.00		18
MIL (Cayman) Limited	100.00		81
MW Gestion SA	100.00		59
Promocion en Bienes Raices, S.A. de C.V.	100.00	(99.99)	16
Prudential Client HSBC GIS Nominee (UK) Limited	100.00		19
PT Bank HSBC Indonesia	99.99	(98.93)	147
PT HSBC Sekuritas Indonesia	85.00		148
R/CLIP Corp.	100.00		15
Real Estate Collateral Management Company	100.00		15
Republic Nominees Limited	100.00		22
Republic Overseas Capital Corporation	100.00		101
RLUKREF Nominees (UK) One Limited	100.00		1, 19
RLUKREF Nominees (UK) Two Limited	100.00		1, 19
S.A.P.C. - Ufipro Recouvrement	99.99		37
Saf Baiyun	100.00	(99.99)	4, 37
Saf Guangzhou	100.00	(99.99)	4, 37
SCI HSBC Assurances Immo	100.00	(99.99)	62
Serai Limited	100.00		1, 49
Serai Technology Development (Shanghai) Limited	100.00		12, 149
SFM	100.00	(99.99)	37
SFSS Nominees (Pty) Limited	100.00		133
Shandong Rongcheng HSBC Rural Bank Company Limited	100.00		12, 150
Shenzhen HSBC Development Company Ltd	100.00		12, 151
Sico Limited	100.00		152
SNC Dorique	99.99		1, 11, 153
SNC Les Oliviers D'Antibes	60.00		62
SNCB/M6 - 2008 A	100.00	(99.99)	37
SNCB/M6-2007 A	100.00	(99.99)	4, 37
SNCB/M6-2007 B	100.00	(99.99)	4, 37
Société Française et Suisse	100.00	(99.99)	37
Somers Dublin DAC	100.00	(99.99)	124
Somers Nominees (Far East) Limited	100.00		23
Sopingest	100.00	(99.99)	37
South Yorkshire Light Rail Limited	100.00		19
St Cross Trustees Limited	100.00		18
Sun Hung Kai Development (Lujiazui III) Limited	100.00		12, 154
Swan National Limited	100.00		19
Tasfiye Halinde HSBC Odeme Sistemleri Bilgisayar Teknolojileri Basin Yayin Ve Musteri Hizmetleri (In Liquidation)	100.00		71
The Hongkong and Shanghai Banking Corporation Limited	100.00		49
The Venture Catalysts Limited	100.00		19
Tooley Street View Limited	100.00		2, 19
Tower Investment Management	100.00		155
Trinkaus Australien Immobilien Fonds Nr. 1 Brisbane GmbH & Co. KG	100.00		41
Trinkaus Australien Immobilien-Fonds Nr. 1 Treuhand-GmbH	100.00		6, 41
Trinkaus Europa Immobilien-Fonds Nr.3 Objekt Utrecht Verwaltungs-GmbH	100.00		41
Trinkaus Immobilien-Fonds Geschaeftsfuehrungs-GmbH	100.00		6, 41
Trinkaus Immobilien-Fonds Verwaltungs-GmbH	100.00		6, 41
Trinkaus Private Equity Management GmbH	100.00		41
Trinkaus Private Equity Verwaltungs GmbH	100.00		6, 41
Tropical Nominees Limited	100.00		81
Turnsonic (Nominees) Limited	100.00		18
Valeurs Mobilières Elysées	100.00	(99.99)	37
Wardley Limited	100.00		49

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
Wayfoong Nominees Limited	100.00		49
Wayhong (Bahamas) Limited (In Liquidation)	100.00		103
Westminster House, LLC	N/A		0, 15
Woodex Limited	100.00		23
Yan Nin Development Company Limited	100.00	(62.14)	40
Joint ventures
The undertakings below are joint ventures and equity accounted.

Joint ventures	% of share class held by immediate parent company (or by the Group where this varies)	Footnotes
Global Payments Technology Mexico S.A. De C.V.	50.00	16
HCM Holdings Limited (In Liquidation)	50.99	28
House Network Sdn Bhd (In Liquidation)	25.00	156
HSBC Pollination Climate Asset Management Limited	40.00	157
ProServe Bermuda Limited	50.00	158
The London Silver Market Fixing Limited	N/A	0, 1, 159
Vaultex UK Limited	50.00	160
Associates
The undertakings below are associates and equity accounted.

Associates	% of share class held by immediate parent company (or by the Group where this varies)	Footnotes
Bank of Communications Co., Ltd.	19.03	161
Barrowgate Limited	15.31	162
BGF Group PLC	24.61	163
Bud Financial Limited	10.89	1, 164
Canara HSBC Oriental Bank of Commerce Life Insurance Company Limited	26.00	165
CFAC Payment Scheme Limited (In Liquidation)	33.33	166
Contour Pte Ltd	12.60	167
Divido Financial Services Limited	5.60	168
Episode Six Limited	8.09	169
EPS Company (Hong Kong) Limited	38.66	49
EURO Secured Notes Issuer	16.66	170
GZHS Research Co Ltd	20.50	171
HSBC Jintrust Fund Management Company Limited	49.00	172
HSBC UK Covered Bonds (LM) Limited	20.00	173
HSBC UK Covered Bonds LLP	N/A	0, 18
Icon Brickell LLC (In Liquidation)	N/A	0, 174
Liquidity Match LLC	N/A	0, 175
London Precious Metals Clearing Limited	25.00	176
MENA Infrastructure Fund (GP) Ltd	33.33	177
Quantexa Ltd	10.10	178
Services Epargne Entreprise	14.18	179
Simon Group LLC	N/A	0, 180
sino AG	24.94	181
The London Gold Market Fixing Limited	25.00	159
The Saudi British Bank	31.00	182
Trade Information Network Limited	16.67	183
Trinkaus Europa Immobilien-Fonds Nr. 7 Frankfurt Mertonviertel KG	N/A	0, 41
Vizolution Limited	17.95	1, 184
We Trade Innovation Designated Activity Company	9.88	1, 185
Threadneedle Software Holdings Limited	6.60	186

Footnotes for Note 38
Description of Shares
0
Where an entity is governed by voting rights, HSBC consolidates when it holds – directly or indirectly – the necessary voting rights to pass resolutions by the governing body. In all other cases, the assessment of control is more complex and requires judgement of other factors, including having exposure to variability of returns, power to direct relevant activities, and whether power is held as an agent or principal. HSBC’s consolidation policy is described in Note 1.2(a).

1
Management has determined that these undertakings are excluded from consolidation in the Group accounts as these entities do not meet the definition of subsidiaries in accordance with IFRS. HSBC’s consolidation policy is described in Note 1.2(a).

2	Directly held by HSBC Holdings plc
3	Preference Shares
4	Actions
5	Redeemable Preference Shares
6	GmbH Anteil
7	Limited and Unlimited Liability Shares
8	Liquidating Share Class
9	Nominal Shares
10	Non-Participating Voting Shares
11	Parts
12	Registered Capital Shares
13	Russian Limited Liability Company Shares
14	Stückaktien

Registered offices
15	c/o The Corporation Trust Company 1209 Orange Street, Wilmington, Delaware, United States of America, 19801
16	Paseo de la Reforma 347 Col. Cuauhtemoc, Mexico, 06500
17	Unit 232 & 233, Solo Offices, 343-347 King’s Road, North Point, Hong Kong
18	1 Centenary Square, Birmingham, United Kingdom, B1 1HQ
19	8 Canada Square, London, United Kingdom, E14 5HQ
20	5 Donegal Square South, Northern Ireland, Belfast, United Kingdom, BT1 5JP
21	1909 Avenida Presidente Juscelino Kubitschek, 19° andar, Torre Norte, São Paulo Corporate Towers, São Paulo, Brazil, 04551-903
22	Arnold House St Julians Avenue, St Peter Port, Guernsey, GY1 3NF
23	37 Front Street, Hamilton, Bermuda, HM 11
24	HSBC Main Building 1 Queen's Road Central, Hong Kong
25	First Floor, Xinhua Bookstore Xindong Road (SE of roundabout), Miyun District, Beijing, China
26	156 Great Charles Street, Queensway, Birmingham, West Midlands, United Kingdom, B3 3HN
27	95 Washington Street Buffalo, New York, United States of America, 14203
28	Corporation Service Company 251 Little Falls Drive, Wilmington, Delaware, United States of America, 19808
29	Solidere - Rue Saad Zaghloul Immeuble - 170 Marfaa, P.O. Box 17 5476 Mar Michael, Beyrouth, Lebanon, 11042040
30	No 1, Bei Huan East Road Dazu County, Chongqing, China
31	No 107 Ping Du Avenue (E), Sanhe Town, Fengdu County, Chongqing, China
32	No. 3, 5, 7, Haitang Erzhi Road Changyuan, Rongchang, Chongqing, China, 402460
33	Bederstrasse 49, Zurich, Switzerland, CH-8002
34	c/o Walkers Corporate Services Limited Walker House, 87 Mary Street, George Town, Grand Cayman, Cayman Islands, KY1-9005
35	First & Second Floor, No.3 Nanshan Road, Pulandian , Dalian, Liaoning, China

Registered offices
36	160 Mine Lake CT, Ste 200, Raleigh, North Carolina, United States Of America, 27615-6417
37	38 avenue Kléber, Paris, France, 75116
38	MMG Tower, 23 floor Ave. Paseo del Mar Urbanizacion Costa del Este, Panama
39	No. 1 1211 Yanjiang Zhong Road, Yongan, Fujian, China
40	83 Des Voeux Road Central, Hong Kong
41	Hansaallee 3, Düsseldorf, Germany, 40549
42	No.44 Xin Ping Road Central, Encheng, Enping, Guangdong, China, 529400
43	Room 1701-010 Heung Kong Building, 37 Jin Long Rd, Nansha District, Guangzhou, China
44	34/F and 36/F, Hang Seng Bank Tower 1000 Lujiazui Ring Road, Pilot Free Trade Zone, Shanghai, Shanghai, China, 200120
45	Claude Debussylaan 10 Office Suite 20, 1082MD, Amsterdam, Netherlands
46	Claude Debussylaan 10 Office Suite 20, 1082MD, Amsterdam, Netherlands
47	1001, T2 Office Building, Qianhai Kerry Business Center, Qianhai Avenue, Nanshan Street, Qianhai Shenzhen-Hong Kong Cooperation Zone,, Shenzhen, Guangdong, China
48	Commerce House, Wickhams Cay 1, P.O. Box 3140, Road Town, Tortola, British Virgin Islands, VG1110
49	1 Queen's Road Central, Hong Kong
50	Hill House 1 Little New Street, London, United Kingdom, EC4A 3TR
51	The Corporation Trust Company of Nevada 311 S. Division Street, Carson City, Nevada, United States of America, 89703
52	Corporation Service Company 2711 Centerville Road, Suite 400, Wilmington, Delaware, United States of America, 19808
53	HSBC House Esplanade, St. Helier, Jersey, JE4 8UB
54	Level 21 Menara IQ, Lingkaran TRX, Tun Razak Exchange, Kuala Lumpur, Malaysia, 55188
55	13th Floor, South Tower 2 Leboh Ampang, Kuala Lumpur, Malaysia, 50100
56	10 Marina Boulevard #48-01 Marina Bay Financial Centre, Singapore, 018983
57	52/60 M G Road Fort, Mumbai, India, 400 001
58	16 Boulevard d'Avranches, Luxembourg, Luxembourg, L-1160
59	557 Bouchard Level 20, Ciudad de Buenos Aires, Capital federal, Argentina, C1106ABG
60	9-11 Floors, NESCO IT Park Building No. 3 Western Express Highway, Goregaon (East), Mumbai, India, 400063
61	Level 21 Menara IQ, Lingkaran TRX, Tun Razak Exchange, Kuala Lumpur, Malaysia, 55188
62	Immeuble Cœur Défense 110 esplanade du Général de Gaulle, Courbevoie, France, 92400
63	Level 36 Tower 1 International Towers Sydney, 100 Barangaroo Avenue, Sydney, New South Wales, Australia, 2000
64	Isidora Goyenechea 2800 23rd floor, Las Condes, Santiago, Chile, 7550647
65	HSBC Building Shanghai ifc, 8 Century Avenue, Pudong, Shanghai, China, 200120
66	6th floor HSBC Centre 18, Cybercity, Ebene, Mauritius, 72201
67	2 Paveletskaya square building 2, Moscow, Russian Federation, 115054
68	13F-14F, 333 Keelung Road, Sec.1, Taipei, 110, Taiwan
69	Rincón 391 Montevideo, CP 11.000, Uruguay, 11000
70	The Metropolitan 235 Dong Khoi Street, District 1, Ho Chi Minh City, Viet Nam
71	Esentepe mah. Büyükdere Caddesi No.128, Istanbul, Turkey, 34394
72	66 Teryan street, Yerevan, Armenia, 0009

Registered offices
73	885 West Georgia Street 3rd Floor, Vancouver, British Columbia, Canada, V6C 3E9
74	306 Corniche El Nil, P.O. Box 124, Maadi, Egypt, 11728
75	116 Archbishop Street, Valletta, Malta
76	Level 1, Building No. 8, Gate Village Dubai International Financial Centre, United Arab Emirates, P.O. Box 30444
77	Majer Consulting, Office 54/44, Building A1, Residence Ryad Anfa, Boulevard Omar El Khayam, Casa Finance City (CFC), Casablanca, Morocco
78	Al Khuwair Office PO Box 1727 PC111 CPO Seeb, Muscat, Oman
79	1800 Tysons Boulevard Suite 50, Tysons, Virginia, United States of America, 22102
80	66 Wellington Street West, Suite 5300, Toronto, Ontario, Canada, M5K 1E6
81	P.O. Box 1109, Strathvale House, Ground floor, 90 North Church Street, George Town, Grand Cayman, Cayman Islands, KY1-1102
82	HSBC House Esplanade, St. Helier, Jersey, JE1 1HS
83	8 Canada Square, London, United Kingdom, E14 5HQ
84	c/o Rogers Capital St. Louis Business Centre, Cnr Desroches & St Louis Streets, Port Louis, Mauritius
85	49 avenue J.F. Kennedy, Luxembourg, Luxembourg, 1855
86	4-17/F, Office Tower 2 TaiKoo Hui, No. 381 Tian He Road, Tian He District, Guangzhou, Guangdong, China
87	Suite 1005, 10th Floor, Wisma Hamzah Kwong, Hing No. 1, Leboh Ampang, Kuala Lumpur, Malaysia, 50100
88	HSBC, Filinvest One Bldg Northgate Cyberzone, Filinvest Corporate City, Alabang, Muntinlupa City, Philippines, 1781
89	HSBC House Plot No.8 Survey No.64 (Part), Hightec City Layout Madhapur, Hyderabad, India, 500081
90	439, Sri Jayawardenapura Mawatha Welikada, Rajagiriya, Colombo, Sri Lanka
91	Smart Village 28th Km Cairo- Alexandria Desert Road Building, Cairo, Egypt
92	16 York Street, 6th Floor, Toronto, Ontario, Canada, M5J 0E6
93	Centre Ville 1341 Building - 4th Floor Patriarche Howayek Street (facing Beirut Souks), PO Box Riad El Solh, Lebanon, 9597
94	World Trade Center Montevideo Avenida Luis Alberto de Herrera 1248, Torre 1, Piso 15, Oficina 1502, Montevideo, Uruguay, CP 11300
95	Room 655, Building A, No. 888, Huan Hu West Two Road, Lin Gang New Area of Shanghai (Pilot) Free Trade Zone, China, Shanghai, Shanghai, China
96	HSBC House Esplanade, St. Helier, Jersey, JE4 8WP
97	80 Mill Street, Qormi, Malta, QRM 3101
98	Herrengasse 1-3, Wien, Austria, 1010
99	26 Gartenstrasse, Zurich, Switzerland, 8002
100	24th Fl. 97-99, Sec.2, Tunhwa S. Rd., Taipei, Taiwan, R.O.C., Taiwan
101	452 Fifth Avenue, New York, United States of America, NY10018
102	Bouchard 557, Piso 18°, Cdad. Autónoma de Buenos Aires, Argentina, 1106
103	Mareva House 4 George Street, Nassau, Bahamas
104	18th Floor, Tower 1, HSBC Centre 1 Sham Mong Road, Kowloon, Hong Kong
105	Level 32, HSBC Main Building 1 Queen's Road Central, Hong Kong SAR, Hong Kong
106	7/F HSBC Centre 3058 Fifth Ave West, Bonifacio Global City, Taguig City, Philippines
107	HSBC Building Minet El Hosn, Riad el Solh, Beirut 1107-2080, Lebanon, P.O. Box 11-1380
108	300 Delaware Avenue Suite 1401, Wilmington, Delaware, United States Of America, 19801

Registered offices
109	Woodbourne Hall, Road Town, Tortola, British Virgin Islands, P.O. Box 916
110	Craigmuir Chambers, PO Box 71, Road Town, Tortola, British Virgin Islands
111	300-885 West Georgia Street, Vancouver, British Columbia, Canada, V6C 3E9
112	21 Farncombe Road Worthing, United Kingdom, BN11 2BW
113	Unit 1602 of 16/F,18/F, Unit 2101, 2113, 2113A, 2115 and 2116 of 21/F, HSBC Building, 8 Century Avenue, China (Shanghai) Pilot Free Trade Zone, China
114	Arnold House St Julians Avenue, St Peter Port, Guernsey, GY1 1WA
115	Plot No.312-878 Mezzanine Floor, Bldg. of Sheikh Hamdan Bin Rashid, Dubai Creek, Dubai, United Arab Emirates
116	Level 1, Building No. 8, Gate Village Dubai International Financial Centre, PO Box 30444, United Arab Emirates
117	Unit 101 Level 1, Gate Village Building No. 8 Dubai International Financial Centre (DIFC), Dubai, United Arab Emirates, PO Box 506553
118	Office No.16 Owned by HSBC Bank Middle East Limited, Dubai Branch, Bur Dubai, Burj Khalifa, Dubai, United Arab Emirates
119	885 West Georgia Street Suite 300, Vancouver, British Columbia, Canada, V6C 3E9
120	HSBC Tower, Level 21, 188 Quay Street, Auckland, New Zealand, 1010
121	The Corporation Trust Incorporated, 2405 York Road, Suite 201, Lutherville Timonium, Maryland, United States of America
122	HSBC House Esplanade, St. Helier, Jersey, JE1 1GT
123	Quai des Bergues 9-17, Geneva, Switzerland, 1201
124	1 Grand Canal Square, Grand Canal Harbour, Dublin 2, Ireland, D02 P820
125	Büyükdere Caddesi No.128, Istanbul, Turkey, 34394
126	Quai des Bergues 9-17, Geneva, Switzerland, 1201
127	HSBC House Esplanade, St Helier, Jersey, JE1 1GT
128	5 rue Heienhaff, Senningerberg, Luxembourg, 1736
129	52/60 M G Road, Fort, Mumbai, India, 400 001
130	Block 27 A&B, Qianhai Enterprise Dream Park No. 63 Qianwan Yi Road, Shenzhen-Hong Kong Cooperation Zone, Shenzhen, China, 518052
131	HSBC Building 7267 Olaya - Al Murrooj , Riyadh, Saudi Arabia, 12283 - 2255
132	Unit 1 GF The Commerical Complex Madrigal Avenue, Ayala Alabang Village, Muntinlupa City, Philippines, 17
133	1 Mutual Place 107 Rivonia Road, Sandton, Sandton, Gauteng, South Africa, 2196
134	13F 333 Keelung Road, Sec.1, Taipei, Taiwan, 110
135	Kapelanka 42A, Krakow, Poland, 30-347
136	MB&H Corporate Services Ltd Mareva House, 4 George Street, Nassau, Bahamas
137	C T Corporation System 820 Bear Tavern Road, West Trenton, New Jersey, United States Of America, 08628
138	L22, Office Tower 2, Taikoo Hui, 381 Tianhe Road, Tianhe District, Guangzhou, Guangdong, China
139	Level 19, HSBC Building, Shanghai ifc 8 Century Avenue Pudong, Shanghai, China
140	P.O. Box 309 Ugland House, Grand Cayman, Cayman Islands, KY1-1104
141	No. 56 Yu Rong Street, Macheng, China, 438300
142	No. 205 Lie Shan Road Suizhou, Hubei, China
143	Building 3, Yin Zuo Di Jing Wan Tianmen New City, Tianmen, Hubei Province, China
144	RM101, 102 & 106 Sunshine Fairview, Sunshine Garden, Pedestrian Walkway, Pingjiang, China
145	Oak House Hirzel Street, St Peter Port, Guernsey, GY1 2NP
146	Kings Meadow Chester Business Park, Chester, United Kingdom, CH99 9FB

Registered offices
147	World Trade Center 1, Floor 8-9 Jalan Jenderal Sudirman Kavling 29 - 31, Jakarta, Indonesia, 12920
148	5th Floor, World Trade Center 1, Jl. Jend. Sudirman Kav. 29-31, Jakarta, Indonesia, 12920
149	Unit B02 20/F No. 168 Yin Cheng Zhong Road, Pilot Free Trade Zone, Shanghai, China, 200120
150	No.198-2 Chengshan Avenue (E), Rongcheng, China, 264300
151	Room 1303-13062 Marine Center Main Tower, 59 Linhai Rd, Nanshan District, Shenzhen, China
152	Woodbourne Hall, Road Town, Tortola, British Virgin Islands, P.O. Box 3162
153	43 rue de Paris, Saint Denis, France, 97400
154	RM 2112, HSBC Building, Shanghai ifc No. 8 Century Road, Pudong, Shanghai, China, 200120
155	25 Main St. P.O. Box 69, Grand Cayman, Cayman Islands, KY1-1107
156	No 5 Jalan Prof Khoo Kay Kim, Seksyen 13, Petaling Jaya, Selangor, Malaysia, 46200
157	Office 1.01 21 Gloucester Place, London, United Kingdom, W1U 8HR
158	c/o MUFG Fund Services (Bermuda) Limited The Belvedere Building, 69 Pitts Bay Road, Pembroke, Bermuda, HM
159	c/o Hackwood Secretaries Limited One Silk Street, London, United Kingdom, EC2Y 8HQ
160	All Saints Triangle Caledonian road, London, United Kingdom, N19UT
161	No.188, Yin Cheng Zhong Road China (Shanghai), Pilot Free Trade Zone, Shanghai, China
162	49/F The Lee Gardens, 33 Hysan Avenue, Hong Kong
163	13-15 York Buildings, London, United Kingdom, WC2N 6JU
164	Ground Floor, 25b Vyner Street, London, United Kingdom, E2 9DG
165	Unit No. 208, 2nd Floor, Kanchenjunga Building 18, Barakhamba Road, New Delhi, India, 110001
166	65 Gresham Street 6th Floor, London, United Kingdom, EC2V 7NQ
167	50 Raffles Place, #32-01 Singapore Land Tower, Singapore, 048623

Registered offices
168	Office 7, 35-37 Ludgate Hill, London, United Kingdom, EC4M 7JN
169	9/F Amtel Bldg, 148 des Voeux Rd Central,, Central, Hong Kong
170	3 avenue de l'Opera, Paris, France, 75001
171	Room 1303, 106 Feng Ze Dong Road, Nansha District, Guangzhou, Guangdong, China
172	17F, HSBC Building, Shanghai ifc 8 Century Avenue, Pudong, Shanghai, China
173	10th Floor 5 Churchill Place, London, England, London, United Kingdom, E14 5HU
174	C T Corporation System 1200 South Pine Island Road Plantation, Florida, United States of America, 33324
175	100 Town Square Place, Suite 201, Jersey City, NJ , United States of America, 07310
176	1-2 Royal Exchange Buildings Royal Exchange, London, United Kingdom, EC3V 3LF
177	Precinct Building 4, Level 3, Dubai International Financial Centre, Dubai, United Arab Emirates, P.O. BOX 506553
178	75 Park Lane, Croydon, Surrey, United Kingdom, CR9 1XS
179	32 rue du Champ de Tir, Nantes, France, 44300
180	125 W 25th St. New York, New York, United States of America, 10001
181	Ernst-Schneider-Platz 1, Duesseldorf, Germany, 40212
182	Al Amir Abdulaziz Ibn Mossaad Ibn Jalawi Street, Riyadh, Saudi Arabia
183	3 More London Riverside, London, United Kingdom, SE1 2AQ
184	Office Block A, Bay Studios Business Park, Fabian Way, Swansea, Wales, United Kingdom, SA1 8QB
185	10 Earlsfort Terrace, Dublin, Ireland, D02 T380
186	34 Copse Wood Way, Northwood, Middlesex, United Kingdom, HA6 2UA
187	Business Bay, Wing 2, Tower B, Survey no 103, Hissa no. 2, Airport road, Yerwada Pune India 411006